Pension Liabilities	12 Months Ended
Dec. 31, 2023
Pension Liabilities
Pension Liabilities

Note 28 Pension Liabilities

Assumption in valuations of the pension obligations

The valuation of pension obligations and pension costs is based on actuarial assumptions.

Defined-Benefit Pension Plan

The defined-benefit pension obligations are based on actuarial principles. Calliditas has defined-benefit pension plans for the subsidiaries in France and Switzerland for retirement, death and disability. The present value of the obligation includes special payroll tax, in accordance with IAS 19, for the Swiss pension plans. Pension expenses are recognized under research and development expenses and administrative expenses in the consolidated statements of income.

	December 31,
Net obligation per country	2023	2022
Switzerland	(3,394)	(789)
France	(127)	(94)
Total	(3,521)	(884)

Changes in the defined-benefit pension obligations

	Defined Benefit	Defined Benefit	Fair Value	Employee
	Plan Obligation	Plan Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2023	(6,027)	(94)	5,238	(884)

Service costs	(1,599)	(18)	—	(1,617)
Interest expense	(117)	(4)	119	(1)
Employee contribution	—	—	920	920
Subtotal included in the operating loss in the consolidated statements of income	(1,716)	(21)	1,039	(698)

Amounts paid/received	2,441	—	(2,441)	—

Return on assets (excluding interest expenses)	—	—	(67)	(67)
Actuarial gains/(losses) related to changes in demographic assumptions	—	(13)	—	(13)
Actuarial gains/(losses) related to changes in financial assumptions	(2,316)	—	—	(2,316)
Other actuarial gains/(losses)	52	—	—	52
Plan amendment	(433)	—	—	(433)
Subtotal included in other comprehensive income	(2,697)	(13)	(67)	(2,777)

Employer contributions	—	—	920	920
Currency translation effect	(397)	2	313	(82)
December 31, 2023	(8,395)	(127)	5,001	(3,521)

	Defined	Defined
	Benefit Plan	Benefit Plan	Fair Value	Employee
	Obligation	Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2022	(7,942)	(111)	4,871	(3,182)

Service costs	(1,530)	(26)	—	(1,556)
Interest expense	(27)	(1)	18	(10)
Employee contribution	—	—	887	887
Subtotal included in the operating loss in the consolidated statements of income	(1,558)	(27)	906	(679)

Amounts paid/received	2,140	—	(2,140)	—

Return on assets (excluding interest expenses)	—	—	34	34
Actuarial gains/(losses) related to changes in demographic assumptions	—	54	—	54
Actuarial gains/(losses) related to changes in financial assumptions	2,846	—	—	2,846
Other actuarial gains/(losses)	(454)	—	—	(454)
Subtotal included in other comprehensive income	2,392	54	34	2,480

Employer contributions	—	—	887	887
Currency translation effect	(1,059)	(9)	679	(390)
December 31, 2022	(6,027)	(94)	5,238	(884)

	December 31,
Distribution by Plan Assets (Switzerland)	2023	2022
Cash	430	137
Bonds	515	3,048
Mortgage loans	75	655
Shares	1,450	126
Real estate	1,581	901
Other investments	950	372
Total	5,001	5,238

Of the plan assets above, SEK 515 and SEK 3,048 as of December 31, 2023 and 2022, respectively, has a quoted price in an active market.

For pension obligations in France, there are no plan assets.

Risks connected to defined-benefit pension plans

Through its defined-benefit pension plans for post-employment benefits, the Group is exposed to a number of risks. The most significant risks are:

Life expectancy assumption: Most of the pension commitments entail that the employees covered by the plan will receive life-long benefits and, accordingly, the longer life expectancy assumptions will result in higher pension liabilities. This is particularly significant in the Swiss plan, in which inflation increases result in higher sensitivity to changes in life expectancy assumptions.

Inflation risk: Some of the plan’s pension commitments are linked to inflation. Higher inflation leads to higher liabilities (although, in most cases, a ceiling has been set for the level of inflation to protect the plan against exceptional increases in inflation). Most of the plan assets are either unaffected by (fixedrate bonds), or weakly correlated with (shares) inflation, which means that an increase in inflation will also increase the deficit.

Discount rate: A decrease in the interest rate on corporate bonds will increase the liabilities of the plan, although this will partially be offset by an increase in the value of the bond holdings. The Swiss pension plan is covered by The Swiss Federal Act on Occupational Retirement, Survivor’s and Disability Pension Plans (BVG).

The French pension plan is covered by the labor law and the collective bargaining agreement of the pharmaceutical industry. The Swiss and French plans are based on final salary.

	December 31,
Actuarial Assumptions on the Closing Balance	2023		2022
Swiss pension plan
Discount rate	1.45		2.30%
Mortality table	LPP 2020 generation		LPP 2020 generation
Salary revaluation rate	2.00%		1.00%
Retirement pension inflation rate	1.00%		0.50%
Deposit rate on savings accounts	1.50%		1.00%
Turnover rate	10.00%		10.00%
Remaining life expectancy after retirement	23.1	years	18.6	years
Retirement age	65	years	65	years

	December 31,
Sensitivity Analysis	2023	2022
Pension commitments under current assumptions for Swiss pension plans	8,395	6,027
Discount rate, -0.5%	9,426	6,615
Discount rate, +0.5%	7,511	5,518
Retirement pension inflation rate, -0.5%	7,940	5,797
Retirement pension inflation rate, +0.5%	8,902	6,281
Salary revaluation rate, -0.5%	8,231	5,927
Salary revaluation rate, +0.5%	8,567	6,131

The amounts above show what the value of the pension obligation would have been assuming the change in the individual assumption. The sensitivity analyses are based on a change in one assumption, with all other assumptions remaining constant. In practice, this is highly unlikely to occur and some of the changes in the assumptions may be correlated. When calculating the sensitivity of the defined-benefit obligations to significant actuarial assumptions, the same method (present value of the defined-benefit obligation applying the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized in the consolidated statements of financial position.

As the defined benefit pension plans in France are deemed to be insignificant for the Group, no further information has been provided.

Contributions to plans for post-employment benefits are expected to be SEK 941 and SEK 813 in 2023 and 2022, respectively. The weighted average maturity of the obligation is an estimated 23.1 and 18.6 years in 2023 and 2022, respectively.